Financial instruments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 566,809,000		$ 1,143,674,000		$ 1,247,447,000
Short-term investments	0		$ 1,138,174,000
Pledged cash as security	$ 156,274,000
Collateral account term	5 years	5 years
Trade receivable held as collateral	$ 0
US Term Loan, Tranche One [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 300,000,000
Borrowing, interest rate basis	1.80%			1.80%
US Term Loan Tranche Two [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 300,000,000
Borrowing, interest rate basis	2.05%			2.05%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	3.10%	3.10%	3.30%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	4.90%	4.90%	4.20%
Provision of guarantees or collateral by entity related party transactions	$ 278,006,000	$ 209,927,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	566,809,000		$ 1,143,674,000
Short-term investments	$ 0		$ 1,138,174,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Proportion of outstanding debt that carries fixed rate	51.00%	51.00%	92.00%
Interest rate risk [member] | Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase in interest rate	1.00%	1.00%
Fair value of Cameco's interest rate swap net liability	$ 5,819,000		$ 7,284,000
Interest rate risk [member] | Interest rate contracts [Member] | Series H senior unsecured debenture [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 75,000,000
Interest rate risk [member] | Interest rate contracts [Member] | Series H senior unsecured debenture [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis	the three-month Canada Dealer Offered Rate	the three-month Canada Dealer Offered Rate
Margin rate	1.30%			1.30%
Interest rate risk [member] | Interest rate contracts [Member] | Series H senior unsecured debenture [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Margin rate	2.95%			2.95%